Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained Earnings [Member]	Accumulated other comprehensive loss [Member]	Equity attributable to owners of parent [Member]	Equity attributable to non-controlling interests [Member]
Beginning balance at Aug. 31, 2019	$ 6,263	$ 4,605	$ 26	$ 1,723	$ (94)	$ 6,260	$ 3
Net income	688			688		688
Other comprehensive income (loss)	(5)				(5)	(5)
Comprehensive income (loss)	683			688	(5)	683
Dividends	(580)			(580)		(580)
Dividend reinvestment plan		37		(37)
Distributions declared to non-controlling interest	(3)						$ (3)
Shares issued under stock option plan	8	9	(1)			8
Shares Repurchased	(140)	(49)		(91)		(140)
Share-based compensation	2		2			2
Ending balance at Aug. 31, 2020	6,233	4,602	27	1,703	(99)	6,233
Net income	986			986		986
Other comprehensive income (loss)	40				40	40
Comprehensive income (loss)	1,026			986	40	1,026
Dividends	(599)			(599)		(599)
Shares issued under stock option plan	18	19	(1)			18
Shares Repurchased	(336)	(129)		(207)		(336)
Redemption of preferred shares (note 17)	(300)	(293)		(7)		(300)
Share-based compensation	1		1			1
Ending balance at Aug. 31, 2021	$ 6,043	$ 4,199	$ 27	$ 1,876	$ (59)	$ 6,043